UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
(Exact name of registrant as specified in charter)

6101 Condor Drive
Moorpark , California 93021
(Address of principal executive offices) (Zip code)

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
6101 Condor Drive,   Moorpark , California 93021
(Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP

Semi-Annual Report
as of and for the six month period ended June 30, 2013

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

Page
Financial Statements

Statement of Assets and Liabilities	2

Schedule of Investments	3

Statement of Operations	4

Statements of Changes in Partners’ Capital	5

Statement of Cash Flows	6

Financial Highlights	7-9

Notes to Financial Statements	10-23

Additional Information	24

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
June 30, 2013
(Unaudited)

Assets:
Investments at fair value (cost $263,230,914)	$326,670,813
Interest receivable	20,622
Other assets	410,294
Total assets	327,101,729

Liabilities:
Payable to investment manager	1,078,626
Accrued expenses	332,513
Other liabilities	3,500
Total liabilities	1,414,639

Partners’ Capital	$325,687,090

Partners’ Capital consists of:
General partner	$34,449,145
Limited partner	291,237,945
Total partners’ capital	$325,687,090

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
For the Period Ended June 30, 2013
(Unaudited)

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 100%*
Mortgage Investments – 98%*
PNMAC Mortgage Co. Funding, LLC ^	$124,413,641	$161,417,476
PNMAC Mortgage Co. Funding II, LLC ^	98,405,825	111,326,489
PNMAC Mortgage Co (FI), LLC ^	30,310,721	30,954,428
PNMAC Mortgage Co., LLC ^	1,469,712	14,673,127
Total Mortgage Investments (Cost $254,599,899)	$254,599,899	318,371,520

Mortgage-Backed Security – 2%*
SWDNSI Trust Series 2010-2 ^	$8,401,427	5,497,552
Total Mortgage –Backed Security (Cost $5,829,274)	$8,401,427	5,497,552

Short-Term Investment – < 1%*
BlackRock Liquidity Funds: TempFund Institutional Shares^	2,801,741	2,801,741
Total Short-Term Investment (Cost $2,801,741)	2,801,741	2,801,741

TOTAL INVESTMENTS (Cost $263,230,914)		326,670,813

Liabilities in excess of other assets – < (1%)*		(983,723)
TOTAL PARTNERS’ CAPITAL –100%*		$325,687,090

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Period Ended June 30, 2013
(Unaudited)

Investment income
Dividends	$4,179,810
Interest	96,167
Total investment income	4,275,977
Expenses
Investment advisory fees	2,139,034
Insurance	154,238
Directors’ fees	150,012
Professional fees	100,604
Administration fees	97,312
Custody fees	2,400
Other	16,160
Total expenses	2,659,760

Net investment income	1,616,217

Net change in unrealized gain on investments
Net change in unrealized gain on investments	22,815,480
Net increase in partners’ capital resulting from operations	$24,431,697

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Changes in Partners’ Capital
For the Period from January 1, 2013 to June 30, 2013 and
    For the Year Ended December 31, 2012
(Unaudited)

	General Partner	Limited Partner	Total

Partners’ capital, December 31, 2011	$24,474,178	$378,888,045	$403,362,223

Distributions	-	(70,904,708)	(70,904,708)
Increase in partners’ capital from operations:
Net investment income	137	25,167,763	25,167,900
Net change in unrealized gain on investments	6	3,644,558	3,644,564
Net change in Carried Interest	5,312,099	(5,312,099)	-
Net increase in partners’ capital from operations	5,312,242	23,500,222	28,812,464

Partners’ capital, December 31, 2012	29,786,420	331,483,559	361,269,979

Distributions	-	(60,014,586)	(60,014,586)
Increase in partners’ capital from operations:
Net investment income	21	1,616,196	1,616,217
Net change in unrealized gain on investments	125	22,815,355	22,815,480
Net change in Carried Interest	4,662,579	(4,662,579)	-
Net increase in partners’ capital from operations	4,662,725	19,768,972	24,431,697

Partners’ capital, June 30, 2013	$34,449,145	$291,237,945	$325,687,090

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows
For the Period ended June 30, 2013
(Unaudited)

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$24,431,697

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Purchases of Mortgage Investments	(108,945)
Distributions from Mortgage Investments	5,000,000
Sales and repayment of mortgage-backed securities	31,834
Net change in unrealized gain on investments	(22,815,480)
Changes in other assets and liabilities:
Decrease in short-term investment	53,316,165
Decrease in receivable from affiliates	168,576
Increase in interest receivable	(7,687)
Decrease in other assets	184,052
Decrease in payable to investment manager	(154,776)
Decrease in accrued expenses	(23,701)
Decrease in other liabilities	(7,149)

Net cash provided by operating activities	60,014,586

Cash flows from financing activities:
Capital distributions	(60,014,586)

Net cash used in financing activities	(60,014,586)

Net increase in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
As of and for the Period from January 1, 2013 to June 30, 2013 and
     Years ended December 31, 2012, 2011, 2010, and 2009
(Unaudited)

For the period from January 1, 2013 to June 30, 2013
	Total		General Partner(1)		Limited Partner
Total return (2) (6)
Before Carried Interest	8.10%		8.63%		8.10%
Carried Interest (3)	-		7.02%		(0.83	% )
After Carried Interest	8.10%		15.65%		7.27%
Internal rate of return (4)	12.87%		747.79%		10.87%
Ratio of net investment income to weighted average partners’ capital (5)	0.26%		0.57%		0.26%
Ratio of expenses to weighted average partners’ capital (1) (5)	(0.42	% )	(0.08	% )	(0.42	% )
Carried Interest	-		263,000.04%		(1.49	% )
Ratio of expenses and carried interest to weighted average partners’ capital	(0.42	% )	262,999.96%		(1.91	% )

Partners’ capital, end of period	$325,687,090		$34,449,145		$291,237,945
Portfolio turnover rate (6) (7)	0.00%

For the year ended December 31, 2012
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	7.70%		9.13%		7.70%
Carried Interest (3)	-		12.57%		(0.98	% )
After Carried Interest	7.70%		21.71%		6.73%
Internal rate of return (4)	12.55%		944.06%		10.54%
Ratio of net investment income to weighted average partners’ capital	6.57%		8.44%		6.57%
Ratio of expenses to weighted average partners’ capital (1)	(2.30	% )	(0.83	% )	(2.30	% )
Carried Interest	-		327,857.36%		(1.39	% )
Ratio of expenses and carried interest to weighted average partners’ capital	(2.30	% )	327,856.53%		(3.69	% )

Partners’ capital, end of year	$361,269,979		$29,786,420		$331,483,559
Portfolio turnover rate (7)	15.00%

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
As of and for the Period from January 1, 2013 to June 30, 2013 and
     Years ended December 31, 2012, 2011, 2010, and 2009
(Unaudited)

For the year ended December 31, 2011
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	6.98%		8.48%		6.98%
Carried Interest (3)	-		29.87%		(1.47	% )
After Carried Interest	6.98%		38.35%		5.51%
Internal rate of return (4)	14.16%		1,872.29%		11.80%
Ratio of net investment income to weighted average partners’ capital	5.82%		7.22%		5.82%
Ratio of expenses to weighted average partners’ capital (1)	(2.30	% )	(0.83	% )	(2.30	% )
Carried Interest	-		451,547.69%		(1.68	% )
Ratio of expenses and carried interest to weighted average partners’ capital	(2.30	% )	451,546.86%		(3.98	% )

Partners’ capital, end of year	$403,362,223		$24,474,178		$378,888,045
Portfolio turnover rate (7)	7.00%

For the year ended December 31, 2010
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	29.05%		30.97%		29.05%
Carried Interest (3)	-		1,613,442.17%		(4.89	% )
After Carried Interest	29.05%		1,613,473.14%		24.16%
Internal rate of return (4)	18.15%		5,897.95%		15.29%
Ratio of net investment income to weighted average partners’ capital	5.51%		8.27%		5.51%
Ratio of expenses to weighted average partners’ capital (1)	(2.36	% )	(0.76	% )	(2.36	% )
Carried Interest	-		1,386,765.96%		(4.77	% )
Ratio of expenses and carried interest to weighted average partners’ capital	(2.36	% )	1,386,765.20%		(7.13	% )
Partners’ capital, end of year	$420,226,280		$17,689,725		$402,536,555
Portfolio turnover rate (7)	61.00%

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights
As of and for the Period from January 1, 2013 to June 30, 2013 and
     Years ended December 31, 2012, 2011, 2010, and 2009
(Unaudited)

For the year ended December 31, 2009
	Total		General Partner(1)		Limited Partner
Total return (2)
Before Carried Interest	7.35%		11.25%		7.35%
Carried Interest (3)	-		-		-
After Carried Interest	7.35%		11.25%		7.35%
Internal rate of return (4)	4.88%		6.82%		4.88%
Ratio of net investment income to weighted average partners’ capital	12.63%		16.51%		12.63%
Ratio of expenses to weighted average partners’ capital (1)	(4.21	% )	(1.03	% )	(4.21	% )
Carried Interest	-		-		-
Ratio of expenses and carried interest to weighted average partners’ capital	(4.21	% )	(1.03	% )	(4.21	% )
Partners’ capital, end of year	$230,996,992		$1,096		$230,995,896
Portfolio turnover rate (7)	0.00%

(1) In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner (see Note 8).
(2)  Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3) The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)  Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.

(5) Annualized.
(6) Not annualized. (7) Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.

(concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period June 30, 2013

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 89.4% of the Master Fund at June 30, 2013 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in PNMAC Mortgage Co., LLC, PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co. Funding II, LLC and PNMAC Mortgage Co (FI), LLC (the companies are referred to collectively as the “Mortgage Investments”), as well as investments in mortgage-backed securities.

•	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works out distressed U.S. residential mortgages.
•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding, LLC acquires, holds and works out distressed U.S. residential mortgages, and owns mortgage-backed securities (“MBS”) resulting from securitization of such mortgage loans.

•
PNMAC Mortgage Co. Funding II, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding II, LLC acquires, holds and works out distressed U.S. residential mortgages, and owns MBS resulting from securitization of such mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”). The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC. At June 30, 2013, the Master Fund owned 68% of PNMAC Mortgage Co (FI), LLC.

Through their mortgage servicing agreements with PennyMac Loan Services, LLC (“PLS”), the Mortgage Investments proactively work with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

The Mortgage Investments seek to maximize the value of the mortgage loans that they acquire based on whether the acquired loans are performing or nonperforming:

•
The objective for performing loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once a Mortgage Investment has improved the credit quality of a loan, the Master Fund may monetize the enhanced value through various disposition strategies.

•
When loan modifications and other efforts are unable to cure distressed loans, the Mortgage Investments’ objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgages and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund reports its investments in the Mortgage Investments in accordance with the Special Rules of General Application to Registered Investment Companies topic of the Codification and the AICPA Audit and Accounting Guide: Investment Companies. These rules do not permit the Master Fund to consolidate its ownership interest in its investments.

Following are the significant accounting policies adopted by the Master Fund:

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Fund carries its investments at their estimated fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such loans or investments existed, or had such loans or investments been liquidated, and those differences could be material to the financial statements.

Short-term Investment
The short-term investment is carried at fair value with changes in fair value recognized in current period income.  Short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is valued based on the value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Mortgage-Backed Securities
The Fund records MBS on the trade date basis of accounting. The Fund’s investments in MBS are carried at their estimated fair values with changes in the estimated fair value of MBS recognized in current period results of operations. Changes in cost arising from amortization of purchase premiums and accrual of unearned discounts are recognized as a component of interest income. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. The Master Fund categorizes its investment in non-Agency MBS as a “Level 3” fair value financial statement item due to the present lack of an active market for such securities.

Interest Income Recognition
Interest income on MBS is recognized over the life of the security using the interest method. The Investment Manager estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Investment Manager updates its cash flow estimates monthly.

Mortgage Investments
The Mortgage Investments are valued based on the proportionate share of the fair value of the underlying assets and liabilities of companies comprising the Mortgage Investments given that the loans or loan participation interest and real estate acquired in settlement of loans held by the Mortgage Investments represent substantially all of the net asset value held by these entities. Because the values of the Mortgage Investments have been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items. Changes in the estimated fair value of the Mortgage Investments are recognized in current period results of operations.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Dividend Income
Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to advisory fees, custody fees, and interest expense. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their respective capital commitments. All general and administrative expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the tax return for the fiscal year ended December 31, 2012. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2013, open federal and state income tax years include the tax years ended December 31, 2009 through 2012 and December 31, 2008 through 2012, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such taxes.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

Capital Distributions and Carried Interest
Distributions are made in accordance with the following distribution priorities but were recallable by the Master Fund for purposes of making new investments through December 31, 2011. Following is a summary of capital distribution priorities:

1.
First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to such Limited Partner, until such Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to such Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 3—Fair Value

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis for the period ended June 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Short-term investment	$2,801,741	$—	$—	$2,801,741
PNMAC Mortgage Co. Funding, LLC	—	—	161,417,476	161,417,476
PNMAC Mortgage Co. Funding II, LLC	—	—	111,326,489	111,326,489
PNMAC Mortgage Co (FI), LLC	—	—	30,954,428	30,954,428
PNMAC Mortgage Co., LLC	—	—	14,673,127	14,673,127
Mortgage-backed security	—	—	5,497,552	5,497,552
	$2,801,741	$—	$323,869,072	$326,670,813

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

The collateral type of the mortgage-backed security is non-agency distressed and non-performing mortgage loans. There were no transfers between levels of the fair value hierarchy during the period ended June 30, 2013.

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the period ended June 30, 2013:

	PNMAC Mortgage Co. Funding, LLC	PNMAC Mortgage Co. Funding II, LLC	PNMAC Mortgage Co (FI), LLC	PNMAC Mortgage Co., LLC	Mortgage-backed security	Total
Assets
Balance at January 1, 2013	$151,835,167	$102,662,950	$32,034,909	$14,424,116	$5,019,339	$305,976,481
Purchases	-	-	108,945	-	-	108,945
Repayments	-	-	-	-	(31,834)	(31,834)
Distributions	(5,000,000)	-	-	-	-	(5,000,000)
Changes in fair value**	14,582,309	8,663,539	(1,189,426)	249,011	510,047	22,815,480
Balance at June 30, 2013	$161,417,476	$111,326,489	$30,954,428	$14,673,127	$5,497,552	$323,869,072
Changes in fair value recognized during the period relating to assets still held at June 30, 2013	$14,582,309	$8,663,539	$(1,189,426)	$249,011	$510,047	$22,815,480

*	See Note 10- Transactions with Affiliates.
**	Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans held by the Mortgage Investments totaled $3,781,519 for the period ended June 30, 2013.

Valuation Techniques and Assumptions

The following describes the methods used in estimating the fair values of Level 2 and Level 3 financial statement items:

Mortgage Investments

The Master Fund’s primary investments are the Mortgage Investments. Summarized financial information for these investments are presented in Note 4—Mortgage Investments below. Most of the Mortgage Investments’ assets are mortgage loans and real estate acquired in settlement of loans which are carried at fair value. Following are the valuation methods and assumptions applied in the measurement of these assets.

Mortgage Loans

The mortgage loans carried by Mortgage Investments are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s Financial Analysis and Valuation (“FAV”)  staff computes the effect on the valuation of changes in input variables such as interest rates, home prices, and delinquency status and history in order to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Mortgage Investments’ loans are reported to the Investment Manager’s Valuation Committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect of changes in respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date on the loan’s fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow	Discount rate	8.0% - 18.2%
(11.9)%
	Twelve-month housing price index change	4.0% - 6.5%
(4.8)%
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.0% - 3.7% (2.5)%
	Total Prepayment speed (Life total CPR) (2)	0.7% - 25.8%
(19.5)%

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”).

Real Estate Acquired in Settlement of Loans

The Mortgage Investments measure their investments in real estate acquired in settlement of loans at the respective properties’ estimated fair values. Fair value of real estate acquired in settlement of loans is based on a broker’s price opinion, full appraisal, or the price given in a current contract for sale of the property.

Mortgage-Backed Security

The Funds’ investment in MBS are non-Agency MBS. Agency MBS refers to securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Government National Mortgage Association.

Fair value of non-Agency MBS is determined based on whether the MBS is backed by loans held by the Master Fund or the Mortgage Investments, or by non-affiliates. MBS backed by mortgage loans held by the Master Fund or the Mortgage Investments are valued using the approach described under Mortgage Loans above. Fair value of MBS issued by non-affiliates is estimated using broker indications of value. For indications of value received, the FAV staff reviews the price indications provided by non-affiliate brokers for completeness, accuracy and consistency across all similar bonds managed by the Investment Manager. Bond-level analytics such as yield, weighted average life and projected prepayment and default speeds of the underlying collateral are computed. The reasonableness of the brokers’ indications of value and of changes in value from period to period is evaluated in light of the analytical review performed and considering market conditions.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

The review of the FAV staff is reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results. The Investment Manager has not and does not intend to adjust its fair value estimates to amounts different than the brokers’ indications of value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s MBS are discount rates, prepayment speeds, default speeds and loss severities in the event of default (or “collateral remaining loss percentage”). Significant changes in any of those inputs in isolation could result in a significant change in fair value measurement. Changes in these assumptions are not directly correlated, as they may be separately affected by changes in collateral characteristics and performance, servicer behavior, legal and regulatory actions, economic and housing market data and market sentiment.

Following is a quantitative summary of key assumptions used by the Investment Manager’s valuation staff to evaluate the reasonableness of the fair value of MBS:

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow of underlying distressed mortgage loans	Discount rate	8.0% - 15.0%
(11.0)%
	Twelve-month housing price index change	3.3% 6.6%
(5.1)%
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.1% - 3.7% (2.7)%
	Total Prepayment speed (Life total CPR) (2)	0.7% - 25.8%
(18.8)%

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”).

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

Note 4—Mortgage Investments

Following is a summary of the condensed balance sheet of the Master Fund’s investments in the Mortgage Investments as of June 30, 2013:

	PNMAC Mortgage Co. Funding, LLC	PNMAC Mortgage Co. Funding II, LLC	PNMAC Mortgage Co (FI), LLC	PNMAC Mortgage Co., LLC
Assets:
Cash and short-term investments	$4,810,188	$1,746,488	$-	$7,726,810
Mortgage loans at fair value	167,008,109	124,229,273	39,908,370	11,360,447
Real estate acquired in settlement of loans at fair value	17,590,296	7,551,547	1,345,565	932,818
Other assets	15,936,685	15,013,044	4,158,018	1,493,282
	205,345,278	148,540,352	45,411,953	21,513,357
Liabilities:
Collateralized borrowings	43,233,374	36,906,479	-	5,518,174
Other liabilities	694,428	307,384	142,100	1,322,056
	43,927,803	37,213,863	142,100	6,840,230

Members equity	$161,417,476	$111,326,489	$45,269,853	$14,673,127

Master Fund's investment in Mortgage Investments at June 30, 2013	$161,417,476	$111,326,489	$30,954,428	$14,673,127

For the period ended June 30, 2013, the Master Fund received a return of capital distribution from its investment in PNMAC Mortgage Co Funding, LLC for $5,000,000 and dividend distributions from its investment in PNMAC Mortgage Co (FI), LLC totaling $4,179,810.

Concentrations of Credit Risk

The Mortgage Investments have assumed a concentration of credit risk in connection with their investments in mortgage loans and real estate acquired in settlement of loans. The following is a summary of the distribution of loans included in the Mortgage Investments’ portfolios as measured by fair value at June 30, 2013 and represents the Master Fund’s proportionate interest in such assets:

Loan Type	Fair value	% Partners’ capital	Weighted average note rate
ARM/Hybrid	$156,558,660	48.1%	5.21%
Fixed	135,284,394	41.6%	6.09%
Step Rate	35,177,055	10.8%	2.45%
Balloon	2,415,753	0.7%	10.05%
Other	54,557	0.0%	7.00%
Total Portfolio	$329,490,419	101.2%	5.28%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

Loan Age1	Fair value	% Partners’ capital	Weighted average note rate
Less than 24 months	$239,335	0.1%	4.86%
24 – 36 months	470,146	0.1%	2.81%
36 – 48 months	886,502	0.3%	4.50%
48 – 60 months	4,739,963	1.5%	5.50%
60 months or more	323,154,473	99.2%	5.29%
Total Portfolio	$329,490,419	101.2%	5.28%

Lien Position	Fair value	% Partners’ capital	Weighted average note rate
1st lien	$328,099,265	100.7%	5.18%
2nd lien	1,391,154	0.5%	7.48%
Total Portfolio	$329,490,419	101.2%	5.28%

Current Loan-to-Value2	Fair value	% Partners’ capital	Weighted average note rate
Less than 80%	$39,693,236	12.2%	5.46%
80% - 99.99%	65,174,191	20.0%	4.91%
100% - 119.99%	78,239,651	24.0%	5.24%
120% or Greater	146,383,341	45.0%	5.37%
Total Portfolio	$329,490,419	101.2%	5.28%

Payment Status	Fair value	% Partners’ capital	Weighted average note rate
Current3	$125,071,243	38.4%	4.09%
30 days delinquent	18,288,972	5.6%	3.89%
60 days delinquent	11,490,693	3.5%	4.47%
90 days or more delinquent	51,960,963	16.0%	5.73%
In Foreclosure4	122,678,548	37.7%	6.63%
Total Portfolio	$329,490,419	101.2%	5.28%

1 Loan Age reflects the age of the loan as of June 30, 2013.
2 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the      value of the property securing the liens (“Value”) as of June 30, 2013.

3 Current loans include loans in and adhering to a forbearance plan as of June 30, 2013.
4 Loans “In Foreclosure” include loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of June 30, 2013.  This category does not include real estate acquired in settlement of loans.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

Following is a summary of the distribution of real estate acquired in settlement of loans:

Geographic Distribution	Fair value	% Partners’ capital
Florida	$5,605,530	1.7%
California	4,992,902	1.5%
Illinois	2,006,437	0.6%
Maryland	1,339,396	0.4%
Pensylvania	1,085,840	0.4%
Other	12,333,055	3.8%
Total Portfolio	$27,363,160	8.4%

Note 5 – Mortgage-Backed Security

The mortgage-backed security held by the Master Fund as of June 30, 2013 was issued by SWDNSI Trust Series 2010-2, a statutory trust created by PNMAC Mortgage Co, LLC. It is secured by non-agency distressed and non-performing mortgage loans and had a market yield based on its fair value of 5.58% as of June 30, 2013.

Note 6—Investment Transactions

For the period ended June 30, 2013, the Master Fund purchased an additional interest in the PNMAC Mortgage Co (FI), LLC for $108,945.

For the period ended June 30, 2013, the Master Fund received a return of capital distribution from its investment in PNMAC Mortgage Co Funding, LLC for $5,000,000 and dividend distributions from its investment in PNMAC Mortgage Co (FI), LLC totaling $4,179,810.

Note 7—Investment Advisory, Administration and Custodian Fees

The Master Fund entered into an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund will pay the Investment Manager a fee equal to an annual rate of 1.5% on capital commitments until December 31, 2011, and thereafter a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

Investment advisory fees for the period ended June 30, 2013 were $2,139,034. Of this amount, $1,078,626 was payable to the Investment Manager at period-end.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets, and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000. The administration expense for the period ended June 30, 2013 was $97,312.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting for the mortgage loans held in the mortgage subsidiaries. The Master Fund and an affiliated fund pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000. The loan accounting fee charged to the Master Fund for the period ended June 30, 2013 was $25,861.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund's average daily market value subject to an annual minimum fee of $4,800. Custody fees charged to the Master Fund for the period ended June 30, 2013 were $2,400.

Note 8—Directors and Officers

The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. The Fund and Master Fund share the same board of directors. All directors’ fees and expenses are paid by the Master Fund.  Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The audit committee chair receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total director fees and expenses incurred for the period ended June 30, 2013 were $150,012. Of this amount, $50,455 was payable at period-end.

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 9—Transactions with Affiliates

For the period ended June 30, 2013, the Master Fund received a return of capital distribution from its investment in PNMAC Mortgage Co Funding, LLC for $5,000,000 and dividend distributions from its investment in PNMAC Mortgage Co (FI), LLC totaling $4,179,810.

As of June 30, 2013, $34,447,299 in carried interest has been reallocated from the limited partners’ capital account to the General Partner’s capital account of which $4,662,579 was allocated in the period ended June 30, 2013 (as described in Note 2).

The Master Fund incurred management fees of $2,139,034 during the period ended June 30, 2013, of which $1,078,626 was payable to the Investment Manager at period end.

PLS acts as the principal mortgage servicer for all mortgages owned by the Mortgage Investments. The servicing agreement with the Mortgage Investments generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Mortgage Investments an amount equal to the cumulative profit, if any, of the servicing operations attributable to the Mortgage Investments, and conversely, charge the Mortgage Investments if a loss has been incurred in order to effect overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees charged by PLS to the Mortgage Investments before such waiver amounted to $2,168,184 for the period ended June 30, 2013.  Total servicing fees after the rebate were reduced to $1,980,815 for the period ended June 30, 2013.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. For the period ended June 30, 2013, the Master Fund received $1,966 of dividend income from this short-term investment.

Note 10—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the financial instruments and markets in which it invests.

Investments in MBS and mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments and any mortgage-backed securities into which such mortgage loans have been securitized.

Investments in real estate acquired in settlement of loans are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in loans held by the Mortgage Investments will decline in value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in value if long-term interest rates increase.

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The value assigned to these investments may differ significantly from the values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans. As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire principal invested. An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Investments. The value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the period ended June 30, 2013

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative impact on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Due to the nature of the master fund/feeder fund structure, the Master Fund could be materially affected by subscription or redemption activity.

Note 11—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund received dividends from a related party in the amount of $771,817 and paid a distribution to the Fund in the amount of $361,112 for the payment of shareholder servicing fees.

****

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,'' “will,'' “believe,'' “attempt,'' “seem,'' “think,'' “ought,'' “try,'' and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On May 22, 2013, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on May 22, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on May 22 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By  /s/  Stanford L. Kurland
              Stanford L. Kurland, CEO

Date   September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Stanford L. Kurland
              Stanford L. Kurland, CEO

Date   September 6, 2013

By (Signature and Title)    /s/ Anne D. McCallion
                                                    Anne D. McCallion, CFO

Date   September 6, 2013